CRYPTOCURRENCY ASSETS - Additional information (Details) $ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) item	Oct. 31, 2023 item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Cash deposits pledged				$ 9,628
Loss on disposal of cryptocurrencies			$ 2,344	$ 3,322	$ 0
Loan and pledge agreement
Indefinite-lived Intangible Assets [Line Items]
Loan period	1 year
Loan principal	$ 6,306
Percentage of the current Fair Market Value considered for loan	65.00%
Number of ethereum lend | item	4,000
Fixed interest rate per annum	3.25%
Two collar agreements with third party
Indefinite-lived Intangible Assets [Line Items]
Loan period		1 month
Loss on disposal of cryptocurrencies			2,344
Ethereum transferred | item		3,200
Bitcoins transferred | item		40
Percent of initial notional amount of Ethereum received as USDT and USDC		70.00%
Carrying amount of Ethereum transferred			4,650
Fair value of initial notional amount of Ethereum received as USDT and USDC			$ 5,015